Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	123,931,772.41	12,717
Yield Supplement Overcollateralization Amount 11/30/21	3,901,449.78	0
Receivables Balance 11/30/21	127,833,222.19	12,717
Principal Payments	8,310,913.55	429
Defaulted Receivables	54,536.53	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	3,514,177.56	0
Pool Balance at 12/31/21	115,953,594.55	12,285

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.56%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,415,955.82	103
Past Due 61-90 days	287,172.67	21
Past Due 91-120 days	139,554.36	11
Past Due 121+ days	0.00	0
Total	1,842,682.85	135

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	91,881.21
Aggregate Net Losses/(Gains) - December 2021	(37,344.68)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.35%
Prior Net Losses/(Gains) Ratio	-0.21%
Second Prior Net Losses/(Gains) Ratio	-0.61%
Third Prior Net Losses/(Gains) Ratio	-0.51%
Four Month Average	-0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.96%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.04%
Weighted Average Contract Rate, Yield Adjusted	6.08%
Weighted Average Remaining Term	24.18

Flow of Funds	$ Amount
Collections	8,728,176.79
Investment Earnings on Cash Accounts	51.50
Servicing Fee	(106,527.69)
Transfer to Collection Account	0.00
Available Funds	8,621,700.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	227,779.18
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,978,177.86
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	350,969.89

Total Distributions of Available Funds	8,621,700.60

Servicing Fee	106,527.69
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 12/15/21	115,760,353.52
Principal Paid	7,978,177.86
Note Balance @ 01/18/22	107,782,175.66

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	19,520,353.52
Principal Paid	7,978,177.86
Note Balance @ 01/18/22	11,542,175.66
Note Factor @ 01/18/22	4.2310028%

Class A-4
Note Balance @ 12/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	71,720,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	24,520,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	292,552.85
Total Principal Paid	7,978,177.86
Total Paid	8,270,730.71

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	46,686.18
Principal Paid	7,978,177.86
Total Paid to A-3 Holders	8,024,864.04

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3643975
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9374444
Total Distribution Amount	10.3018419

A-1 Interest Distribution Amount	0.0000000

A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1711370
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.2455200
Total A-3 Distribution Amount	29.4166570

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,042,854.72
Investment Earnings	45.32
Investment Earnings Paid	(45.32)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$445,661.24	$348,074.32	$480,909.69
Number of Extensions	31	26	34
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.26%	0.33%